Property and Equipment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Land	$ 9,309	$ 8,813
Buildings	29,232	21,254
Machinery and equipment	18,122	15,995
Furniture and fixtures	6,760	6,446
Leasehold and buildings improvement	4,911	4,656
Software	22,745	17,505
Total	91,079	74,669
Accumulated Depreciation	43,668	36,390
Prepayment and construction in progress	481	12,190
Property, Plant and Equipment, Net	47,892	50,469	$ 35,537
Software
Property, Plant and Equipment [Line Items]
Accumulated Depreciation	19,130	14,421
Buildings
Property, Plant and Equipment [Line Items]
Accumulated Depreciation	2,708	2,648
Machinery and Equipment
Property, Plant and Equipment [Line Items]
Accumulated Depreciation	14,032	11,983
Furniture and Fixtures
Property, Plant and Equipment [Line Items]
Accumulated Depreciation	4,207	3,980
Leasehold and buildings improvement
Property, Plant and Equipment [Line Items]
Accumulated Depreciation	$ 3,591	$ 3,358